Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Depreciation expense	$ 7,474	$ 3,442	$ 13,963	$ 10,423	$ 16,224	$ 8,342
Loss on sale of assets					389
Sale of assets					12,870
Proceeds from sale of equipment			$ 482		12,481
Facilities build-out expenses					40,000
Edina Manufacturing [Member] | HVAC Equipment [Member]
Built onto expenses					64,000
Edina Manufacturing [Member] | Cleanroom Structural Environment [Member]
Built onto expenses					13,657
Edina Manufacturing [Member] | Electrical Capabilities [Member]
Built onto expenses					$ 8,947